Share Based Compensation Expenses (Details Narrative) - USD ($)				12 Months Ended
		Apr. 15, 2020	Dec. 19, 2019	Dec. 31, 2020	Dec. 31, 2019	Feb. 02, 2019	Dec. 31, 2018
Weighted average exercise price
Share-based compensation expenses				$ 3,007,081	$ 247,817
Unrecognized share-based compensation				$ 1,815,078
Ordinary Shares [Member]
Number of shares issued for service	[1]			44,318
ARC Group Ltd [Member] | Ordinary Shares [Member]
Number of shares issued for service		31,818
Price per share		$ 3.51
TraDitigal Marketing Group, Inc [Member] | Ordinary Shares [Member]
Number of shares issued for service		12,500
Price per share		$ 3.51
ARC Group Ltd and TraDitigal Marketing Group, Inc [Member] | Ordinary Shares [Member]
Share-based compensation expenses		$ 155,556
Executive Management [Member]
Options granted to purchase ordinary shares			637,500
Weighted average exercise price			$ 11.00
Incentive Share Option [Member]
Options granted to purchase ordinary shares						1,700,000
Reduction in total number of stock options due to reverse stock split						637,500

[1]	The shares are presented on a retroactive basis to reflect the nominal share issuance and the reverse stock split